Significant Accounting Policies - Other current assets, Property, plant and equipment, Leases (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retail Stores
Property, Plant and Equipment
Operating lease term	15 years
Minimum | Office Space
Property, Plant and Equipment
Operating lease term	3 years
Maximum | Office Space
Property, Plant and Equipment
Operating lease term	5 years
Buildings | Minimum
Property, Plant and Equipment
Estimated useful lives of principal assets	25 years
Buildings | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	50 years
Machinery and equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of principal assets	7 years
Machinery and equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	15 years
Distribution equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of principal assets	4 years
Distribution equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	10 years
Refrigeration equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of principal assets	5 years
Refrigeration equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	7 years
Returnable bottles | Minimum
Property, Plant and Equipment
Estimated useful lives of principal assets	1 year 6 months
Returnable bottles | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	3 years
Leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	15 years
Information technology equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of principal assets	3 years
Information technology equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	5 years
Other equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of principal assets	3 years
Other equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of principal assets	10 years
Coca-Cola FEMSA
Property, Plant and Equipment
Amortization expense	$ 219	$ 213	$ 273
Coca-Cola FEMSA | PET bottles
Property, Plant and Equipment
Estimated useful lives of principal assets	1 year 6 months
Coca-Cola FEMSA | Glass bottles
Property, Plant and Equipment
Estimated useful lives of principal assets	3 years